45
                              -  -
[H&M Second Draft  April 7, 1997]
[Translation]




                SECURITIES REGISTRATION STATEMENT

                         (for NAV Sale)



                        SECURITIES REPORT

                        (the Second Term)
                     From:  December 1, 1995
                     To:  November 30, 1996



         AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                         (for NAV Sale)















                PUTNAM HIGH YIELD ADVANTAGE FUND

[H&M Second Draft  April 7, 1997]
[Translation]










                SECURITIES REGISTRATION STATEMENT




















                PUTNAM HIGH YIELD ADVANTAGE FUND

                SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance
                                                       Filing
                              Date: April 15, 1997

Name of the Registrant Trust: PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Trustees:
                                                       George
                              Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald J.
                              Jackson
                                                       Elizabeth
                              T. Kennan
                                                       Lawrence
                              J. Lasser
                                                       Robert E.
                              Patterson
                                                       Donald S.
                              Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:       One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S. A.

Name and Title of Registration Agent:
                                                       Harume
                              Nakano
                                                       Attorney-
                              at-Law
                                                       /S/
                              Harume Nakano

(Seal)
                                                       Ken Miura
                                                       Attorney-
                              at-Law
                                                       /S/ Ken
                              Miura

(Seal)

Address or Place of Business       Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:           Harume Nakano
                                                       Ken Miura
                                                       Attorneys-
                              at-Law

Place of Liaison Contact:          Hamada & Matsumoto

Kasumigaseki Building, 25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo


Phone Number:                                03-3580-3377
            Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM HIGH YIELD
Offering or Sale of Foreign             ADVANTAGE FUND
Investment Fund Securities:

Type and Aggregate Amount of       Up to 250 million Class M
                              Shares
Foreign Investment Fund Securities Up to the total amount
                              aggregating the
to be Publicly Offered or Sold:    amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of  250 million
                              Class M Shares

                                                       (The
                              Maximum amount expected to be sold
                              is        2,455 billion U.S.
                              dollars ([Yen]        296.7
                              billion).

Note 1:U.S.$ amount is translated into Japanese Yen at the rate
     of U.S.$l.00=[Yen]        120.85 the mean of the exchange
     rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 28, 1997.

Note 2:The maximum amount expected to be sold is an amount
     calculated by multiplying the net asset value per Class M
     Share as of February 28   , 1997 (U.S.$9.82) by     250
     million Class M Shares for convenience.

       Places where a copy of this Securities Registration
          Statement is available for Public Inspection



                         Not applicable.


     (Total number of sheets of this Securities Registration
   Statement in Japanese is 7 including front and back pages.)


                         C O N T E N T S


                                                Japanese  This
                                                OriginalEnglish
                                                      Translation


PART I.   INFORMATION CONCERNING SECURITIES                1   1


PART II.  INFORMATION CONCERNING ISSUER                    3   4

I.   DESCRIPTION OF THE FUND                        3      4

     l.   GENERAL INFORMATION                              3   4

     2.   INVESTMENT POLICY                         3      4

     3.   MANAGEMENT STRUCTURE                             3   4

     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.                  3   4

     5.   STATUS OF INVESTMENT PORTFOLIO                   3   4

II.  OUTLINE OF THE TRUST                                  3   4

III. OUTLINE OF THE OTHER RELATED COMPANIES                3   4

IV.  FINANCIAL CONDITION OF THE FUND                       3   4

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES                        3
4

VI.  MISCELLANEOUS                                  3      4


PART III. SPECIAL INFORMATION                              4   5

I.   OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                        4      5

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     ADVISER AND MANAGEMENT COMPANY                       10
12

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                                      10
12

                              PART I. INFORMATION CONCERNING SECURITIES

1.                            NAME OF FUND:            PUTNAM
                              HIGH YIELD ADVANTAGE FUND

(hereinafter referred to as the
                              "Fund")

2.                            NATURE OF FOREIGN
                              Three classes of shares (Class A
                              shares,
                              INVESTMENT FUND SECU-
                              Class B shares and Class M Shares)
                              RITIES CERTIFICATES:
                              Registered share certificate
                              without par value.  In Japan,
                              Class M Shares (hereinafter
                              referred to as the "Shares") are
                              for public offering.  No rating
                              has been acquired.

3.                            NUMBER OF SHARES TO      Up to 250
                              million Shares
                              BE OFFERED FOR SALE
                              (IN JAPAN)

4.                            TOTAL AMOUNT OF               Up
                              to the total amount aggregating
                              OFFERING PRICE:               the
                              amounts calculated by multiplying
                              the respective net asset value per
                              Share by the respective number of
                              Shares in respect of 250 million
                              Shares
                                                       (The
                              maximum amount expected to be sold
                              is        2.455 billion U.S.
                              dollars ([Yen]        296.7
                              billion).

    Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the
          net asset value per Share as of February 28   , 1997
          ($    9.82) by the number of Shares to be offered (250
          million).

    Note 2:   Dollar amount is translated for convenience at the
          rate of $1.00=[Yen]1       20.85 (the mean of the
          exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 28, 1997). The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.
5.                            ISSUE PRICE:             The Net
                              Asset Value per Share next
                              calculated on a Fund Business Day
                              after the application for purchase
                              is received by the Fund.

    Note:The "Business Day" means a day on which the New York
          Stock Exchange is open for business.

6.                            SALES CHARGE:            Sales
                              charge (in Japan) is 3.25% of the
                              Subscription Amount

7.                            MINIMUM AMOUNT OR             The
                              minimum amount for purchase of
                              NUMBER OF SHARES
                              Shares is 100 shares and in
                              integral
                              FOR SUBSCRIPTION:
                              multiples of 10 shares.

8.                            PERIOD OF SUBSCRIPTION:
                              From:               May     1,
                              1997    (    Thursday)
                                                       To:
                                     October    31    , 1997
                              (Friday)
                                                       Provided
                              that the subscription is handled
                              only on a Fund Business Day and a
                              business day when securities
                              companies are open for business in
                              Japan.

9.                            DEPOSIT FOR SUBSCRIPTION:
                              None.

10.                           PLACE OF SUBSCRIPTION:
                              KOKUSAI Securities Co., Ltd.
                              (hereinafter referred to as
                              "KOKUSAI")
                                                       Tokyo-
                              Sumitomo Twin Bldg. East
                                                       27-1,
                              Shinkawa 2-chome, Chuo-ku, Tokyo

    Note:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.                           DATE AND PLACE           Investors
                              shall pay the Issue Price and
                              OF PAYMENT:
                              Sales Charge to KOKUSAI within 4
                              business days in Japan from the
                              day when KOKUSAI confirms the
                              execution of the order (the "Trade
                              Day") (see page 18).
                                                       The total
                              issue price for each Application
                              Day will be transferred by KOKUSAI
                              to the account of the Fund at
                              Putnam Fiduciary Trust Company,
                              the transfer agent, within 4 Fund
                              Business Days (hereinafter
                              referred to as "Payment Date")
                              from (and including) the
                              Application Day.
12.  OUTLINE OF UNDERWRITING, ETC.:

(A)  KOKUSAI           has entered    into an agreement dated
     6th September,
     1996 with Putnam Mutual Funds Corp. (hereinafter referred
     to as the "Fund") in connection with the sale and
     repurchase of the Shares in Japan, and           has
     undertaken    to make a public offering of       Shares.
(B)  During the        offering period, KOKUSAI will execute or
     forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Handling Securities Companies to the Fund.
(C)  The Fund has appointed KOKUSAI as the Agent Securities
     Company in Japan.
    Note:"The Agent Securities Company" shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies (the "Handling Securities Companies") rendering such other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:

          Investors who subscribe to Shares shall submit to a Handling Securities Company an Agreement Concerning the Opening of a Foreign Securities Transactions Account ("Account Agreement") or, in case of investors who shall not entrust the custody of Shares with a Handling Securities Company shall submit to it an Agreement Concerning Foreign Securities Transactions ("Transactions Agreement"). The subscription amount shall be paid in yen in principle and the yen exchange rate shall be the forward cable exchange rate in Tokyo on the Trade Day fixed on each Payment Date.

          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as transfer agent for the Fund by Kokusai on the Payment
     Date.

(B)  Offerings other than in Japan:

          Shares are simultaneously offered in the United States of America.
PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND
     The description in this item is same as the description in
     I. DESCRIPTION OF THE FUND of the Securities Report set forth below (the Securities Report mentioned below, from page 1 to page 34)

II.  OUTLINE OF THE TRUST
     The description in this item is same as the description in
     II. OUTLINE OF THE FUND of the Securities Report set forth below (Ditto, from page 35 to page 66)

III. OUTLINE OF THE OTHER RELATED COMPANIES
     The description in this item is same as the description in
     III. OUTLINE OF THE OTHER RELATED COMPANIES of the
     Securities Report set forth below (Ditto, from page 67 to page 69)

IV.  FINANCIAL CONDITIONS OF THE FUND
     The description in this item is same as the description in
     IV. FINANCIAL CONDITIONS OF THE FUND of the Securities
     Report set forth below (Ditto, from page 70 to page 72)

V.   SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS
     BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES
     The description in this item is same as the description in
     V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES of the Securities Report set forth below (Ditto, page 73)

VI.  MISCELLANEOUS
     The description in this item is same as the description inVII. REFERENCE INFORMATION of the Securities Report set forth below (Ditto, from page 73 to page 74)
PART III. SPECIAL INFORMATION

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirely by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes ant regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.  Investment Company Act of 1940

              The Investment Company Act of 1940, as amended
          (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.  Securities Act of 1933

              The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.  Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended
          (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.  The Internal Revenue Code

              An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.  Other laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     B.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 194o Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     C.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its registration statement if it becomes materially inaccurate or misleading;

          2.  Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          5.  Maintenance of a code of ethics; and

          6.  Periodic board review of certain fund
          transactions, dividend payments, and payments under a
          fund's   distribution  plan.

III. Management of a Fund

     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the
     Exercise of Such Rights
     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States
Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company", the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of a fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, a fund may engage in investment techniques that affect the amount, timing and character of its income and distributions.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions will be taxable to shareholders as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long a shareholder has held shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

     A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax ruled apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Shareholders [residing in Japan?] should consult "Tax Treatment of [Shareholders in Japan]", above.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principally underwriter are generally governed by a number of legal regimes, including, for example, the 1940
     Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.


II.  FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     [Omitted, in Japanese version, financial statements of the Investment Management Company and Japanese translations thereof are incorporated here.]


III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front

     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back

     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency
[H&M Second Draft  April 7, 1997]









                        SECURITIES REPORT

                        (the Second Term)
                     From:  December 1, 1995
                     To:  November 30, 1996


















                PUTNAM HIGH YIELD ADVANTAGE FUND

                        SECURITIES REPORT
                        (the Second Term)
                     From:  December 1, 1995
                     To:  November 30, 1996

To:  Minister of Finance
                        Filing Date:  April 15, 1997

Name of the Registrant Trust: PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Trustees:    George Putnam

William F. Pounds

Jameson A. Baxter
                                                            Hans
                              H. Estin
                                                            John
                              A. Hill

Ronald J. Jackson

Elizabeth T. Kennan

Lawrence J. Lasser

Robert E. Patterson

Donald S. Perkins

George Putnam, III

A.J.C. Smith
                                                            W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square

Boston, Massachusetts 02109
                                                            U.
                              S. A.

Name and Title of Registration Agent:   Harume Nakano

Attorney-at-Law
                                                            /s/
                              Harume Nakano

(Seal)

                                                            Ken
                              Miura

Attorney-at-Law
                                                            /s/
                              Ken Miura

(Seal)

Address or Place of Business:      Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:           Harume Nakano
                                                       Ken Miura
                                                       Attorneys-
                              at-Law

Place of Liaison Contact:          Hamada & Matsumoto

Kasumigaseki Building, 25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

Places where a copy of this Securities Report is available for Public Inspection.

                         Not applicable.

 (Total number of pages of this Securities Report in Japanese is
                  43 including the front page)
                         C O N T E N T S

                                               Japanese This
                                               OriginalEnglish
                                                    Translation

 I.  DESCRIPTION OF THE FUND                        1      1
     1.   GENERAL INFORMATION                       1      1
     2.   INVESTMENT POLICY                         5      6
     3.   MANAGEMENT STRUCTURE                     12     17
     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS                19     27
     5.   STATUS OF INVESTMENT PORTFOLIO           21     31

II.  OUTLINE OF THE TRUST                          23     35

III. OUTLINE OF THE OTHER RELATED COMPANIES        58     67

IV.  FINANCIAL CONDITIONS OF THE FUND              60     70

     V.   FINANCIAL CONDITIONS OF THE INVESTMENT ADVISER
     142
          AND MANAGEMENT COMPANY (translated from the English source: omitted in English Translation)

      VI. SUMMARY OF INFORMATION CONCERNING THE
     EXERCISE OF RIGHTS BY HOLDERS OF
     FOREIGN INVESTMENT FUND SECURITIES           165     73

VII. REFERENCE INFORMATION                        165     73


           Note 1: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is [Yen]120.85 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the February 28, 1997 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

           Note 2:  In this report, money amounts and
           percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

           Note 3: In this report, "fiscal year" refers to a year from December 1 to November 30 of the following year. However, the first fiscal year refers to a period from December 8, 1987 (Incorporation of the Fund) to December 31, 1988.

PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND

1.   GENERAL INFORMATION

(A)  Outline of Laws Regulating the Fund in the Jurisdiction
     Where Established:

     (1)  Name of the Fund:   Putnam High Yield Advantage Fund
     (the "Fund")

     (2)  Form of the Fund

          Putnam High Yield Advantage Fund is a Massachusetts business trust organized on January 13, 1986. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to April 1, 1992 the Fund was known as Putnam High Yield Trust II.

          The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios.

          Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into series. Only the Fund's class A, B and M shares are currently offered. The Fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

          Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

          If shareholders own fewer shares than a minimum amount set by the Trustees (presently 20 shares), the Fund may choose to redeem shareholdersO shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholdersO shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

     (3)  Governing Laws

          The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the
     FundOs share    s     is subject to, among other things,
     the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

          The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
          a.   Massachusetts General Laws, Chapter 182 -
               Voluntary Associations and Certain Trusts
              Chapter 182 provides in part as follows:

              A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

              A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

              Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

          b.  Investment Company Act of 1940

              The Investment Company Act of 1940, as amended
          (the O1940 ActO), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the OSECO), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          c.  Securities Act of 1933

              The Securities Act of 1933, as amended (the O1933
          ActO), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          d.  Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended
          (the O1934 ActO), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          e.  The Internal Revenue Code

              The Fund intends to qualify as a Oregulated investment companyO for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

          f.  Other laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the FundOs shares.

(B)  Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

              a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

              b.  State authorities typically have broad
          authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

(C)  Objects and Basic Nature of the Fund:

          The Fund seeks high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.

 (D) History of the Fund:

                                   January 13, 1986:
                              Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
                                   April, 1, 1992:
                              Change of the Fund's name.
                                   May 5, 1994:        Adoption
                              of the Amended and Restated
                              Agreement and Declaration of
                              Trust.

(E)  Affiliated Companies of the Fund:

          Names and related business of the affiliated companies of the
     Fund are as follows:

          (1) Putnam Investment Management, Inc. ("Investment
          Management Company") renders investment     management
          services to the Fund.

          (2) Putnam Fiduciary Trust Company (the "Custodian" and
          OInvestor Servicing AgentO) acts as Custodian and
          Investor Servicing Agent.

          (3) Putnam Mutual Funds Corp.("Principal Underwriter") engages in providing marketing services to the Fund.

          (4) KOKUSAI Securities Co., Ltd. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.
[Graphic showing related companies of the Fund]
2.   INVESTMENT POLICY

(A)  Basic Policy for Investment and Objects of Investment:

          The Fund seeks high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objectives.

     Basic investment strategy

          The Fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities, constituting a diversified portfolio which Putnam Investment Management, Inc., the Fund's investment management company (the "Investment Management Company"), believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income.

          The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of high current income, by investing in securities that Investment Management Company expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Investment Management Company believes that such opportunities for capital appreciation often exist in the securities of smaller capitalization companies. Although these smaller companies may present greater opportunities for capital appreciation, they may also include greater risks than larger, more established issuers.

          Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers of such securities. Higher yields are generally available from lower-rated fixed income securities. Lower-rated fixed income securities are generally regarded as those rated below Baa or BBB by nationally recognized securities rating agencies such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P"), or unrated securities of comparable quality. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The Fund may invest up to 15% of its assets in securities rated, by each of the rating agencies rating the security, below Caa or CCC, including securities in the lowest rating category of each rating agency, or in unrated securities determined by Investment Management Company to be of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

          Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Investment Management Company considers securities ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Investment Management Company's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the Fund's objectives depends more on Investment Management Company's analytical abilities than would be the case if the Fund were investing primarily in securities in the higher rating categories.

          The Fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

          At times Investment Management Company may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Investment Management Company may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets.

          In implementing these defensive strategies, the Fund may increase the portion of its assets invested in money market instruments and may invest in higher-rated fixed-income securities, or other securities Investment Management Company considers consistent with such defensive strategies. The yield on these securities would generally be lower than the yield on lower-rated fixed income securities. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. Non-U.S. Investments

          The Fund may invest in securities of foreign issuers that are not actively traded in U.S. markets. These foreign investments involve certain special risks described below.

          Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options.

          Investments in foreign securities may subject the Fund to other risks as well. For example, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

          In, addition, the Fund's investments in foreign securities may be subject to the risk of nationalization or expororiation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the Fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

          Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

          The risks described above are typically increased in connection with investments in less developed and developing nations, which are sometimes referred to as "emerging markets." For example, political and economic structures in these countries maybe in their infancy and developing rapidly, causing instability. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

          The Fund expects that its investments in foreign securities generally will not exceed 20% of its total assets, although the Fund's investments in foreign securities may exceed this amount from time to time. Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

          For more information about foreign securities and the risks associated with investment in such securities, see the SAI.

     Investments in premium securities

          At times, the Fund may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

          The Fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).

          During a period of declining interest rates, many of the Fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether the securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of the Fund's shares. As a result, an investor who purchases shares of the Fund during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on the Fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the Fund, investors may find it useful to compare the Fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

     Illiquid securities

          The Fund may invest up to 15% of its assets in illiquid securities. Investment Management Company believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under federal securities laws. As a result of illliquidity, the Fund may not be able to sell these securities when Investment Management Company considers it desirable to do so or may have to sell them at less than fair market value.

     Portfolio turnover

          The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

          Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains.

     Options and futures portfolio strategies

          The Fund may engage in a variety of transactions involving the use of options and futures contracts. The Fund may purchase and sell futures contracts in order to hedge against changes in the values of securities the Fund owns or expects to purchase or to hedge against interest rate changes. For example, if Investment Management Company expected interest rates to increase, the Fund might sell futures contracts on U.S. Government Securities. If rates were to increase, the value of the Fund's fixed-income securities would decline, but this decline might be offset in whole or in part by an increase in the value of the futures contracts. The Fund may also purchase and sell call and put options on futures contracts or on securities the Fund is permitted to purchase directly in addition to or as an alternative to purchasing and selling futures contracts. The Fund will not purchase put and call options with respect to such securities if as a result more than 5% of its assets would at the time be invested in such options. The Fund may also buy and sell combinations of put and call options on the same underlying security. The Fund may also engage in futures and options transactions for nonhedging purposes, such as to substitute for direct investment or to manage its effective duration. Duration is a commonly used measure of the longevity of the Fund's debt instruments.

          Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on the Fund's ability to terminate options and futures positions at times when Investment Management Company deems it desirable to do so. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which the Fund may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that the Fund will enter into such option contracts with particular securities dealers who make markets in these options. The Fund's ability to terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to the Fund.

          The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the option and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge.

          The Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations and by certain regulatory requirements.

     Other investment practices.

          The Fund may also engage in the following investment practices, each of which involves certain special risks.

     Securities loans, repurchase agreements and forward commitments.

          The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

     Derivatives

          Certain of the instruments in which the Fund may invest, such as options, futures contracts and forward contracts are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.

(B)  Restrictions of Investment:

          As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.


     (          2    )   Underwrite securities issued by other
     persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (          3    )   Purchase or sell real estate, although
     it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real
     estate   ,     and securities           which represent
     interests in real estate
   , and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.
     (          4    )   Purchase or sell commodities or
     commodity contracts, except that           the fund     may
     purchase and sell financial futures contracts and
               options and may enter into foreign exchange
     contracts and other financial transactions not involving
     physical commoditie    s.
     (          5    )   Make loans, except by purchase of debt
     obligations in which the           f

   und may invest
     consistent with its investment policies, by entering into repurchase agreements

          , or by lending its
     portfolio securities.

        6) With respect to 75% of its total assets, invest in the

    securities of any issuer if, immediately after such investment, more than 5% of the total assets of the


          f    und (taken at current value) would be
     invested in the securities of such issuer          ;
     provided that this limitation does not apply to obligations
     issued or guaranteed as to interest           or
     principal by the U.S. government or its agencies or
     instrumentalities.
     (          7)  With respect to 75% of its total assets,
     a    cquire more than 10% of the   outstanding     voting
     securities of any issuer.
     (          8)  Purchase securities (other than securities
     of the U.S. government, its agencies or instrumentalities)
     if, as a result of such purchase,      more than 25% of the
               fundO    s total assets    would be invested
         in any one industry.
          9    )    Issue any class of securities which is
     senior to the           fundO    s shares of beneficial
     interest   , except for permitted borrowings    .

          It is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

     (1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

     (2) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase).

     (3) Invest in securities of an issuer which, together with any predecessors, controlling persons, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience, if, as a result, the aggregate of such investments would exceed 5% of the value of the Fund's net assets; provided, however, that this restriction shall not apply to any obligation of the U.S. government or its instrumentalities or agencies.

     (4) Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.


     (5) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of its total assets (taken at cost) in connection with permitted borrowings.
     (6) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with financial futures contracts or options.
     (7) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.
     (8) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the fund and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.
     (9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights or contracts, and it may acquire and dispose of such leases, rights or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.
          The Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following:
     1. The Fund may not invest in the securities of other registered open-end investment funds or companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.
     2. The Fund may not invest more than 10% of the net assets of the Fund in securities which are not traded on an official stock exchange or other regulated market, operating regularly and being recognized and open to the public (which shall include, without limitation, the National Association of Securities Dealers Quotation System). This restriction shall not be applicable to bonds determined by Putnam Investment Management, Inc. to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.
     3. The Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.
     4. The Fund may not acquire more than 10% of the voting securities of any issuer and may not acquire more than 15% of the voting securities of any issuer together with other registered investment companies managed by Putnam Investment Management, Inc.
          If any violation of the foregoing four standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.
          Although certain of the Fund's fundamental investment restrictions permit the Fund to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

          The Fund may invest without limitation in "premium securities" as referred to in 2.(A) above.

          All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

          The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

(C)  Risk Factors

          The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of Fund assets. Conversely, during periods of rising interest rates, the value of Fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher.
     In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

          Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.

          Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.

          The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.

          The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities the Fund at times may be unable to establish the fair value of such securities.

     The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

     The table below shows the percentages of the Fund assets invested during fiscal 1996 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Investment Management Company to be of comparable quality:

               Rated securities,       Unrated securities of
                as percentage of      comparable quality, as

"AAA"                 -                             -
"AA"                  -                             -
"A"                   -                             0.41%
"BBB"                 1.86%                         -
"BB"                 23.38%                         2.15%
"B"                  53.91%                         1.15%
"CCC"                 8.27%                         -

          Investment Management Company seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Investment Management Company's ability than would be the case if the Fund were investing in securities in the higher rating categories.

          The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Investment Management Company will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objectives.

          At times, a substantial portion of Fund assets may be invested in securities as to which the Fund, by itself or together with other funds and accounts managed by Investment Management Company and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when Investment Management Company believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

          In order to enforce its rights in the event of a default of these securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.

          Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

          Certain of the lower-rated securities in which the Fund invests are issued to raise funds in connection with the acquisition of a company in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

          The Fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

          Even though such bonds do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

          Certain investment grade securities in which the Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

(D)  Distribution Policy:

          The Fund distributes any net investment income at least monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. A capital loss carryover is currently available. The Fund normally pays a distribution to Japanese investors who hold shares as at 15th day of each month at the end of each month, provided, however, the distribution may be paid at the beginning of next month.

3.   MANAGEMENT STRUCTURE

(A)  Outline of Management of Assets, etc.:

     A.   Valuation of assets:

          The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

          Portfolio securities for which market quotations are readily available are valued at market value. Long-term corporate bonds and notes for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Trustees which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments that will mature on 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

          If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value pursuant to procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

          Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

     B.   Management Fee, etc.:

     (1)  Management Fee:

          (a) Management and Agent Securities Company Fees
              Under a Management Contract dated May 6, 1994, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter at an annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% of any amount over $1.5 billion.

              For the fiscal year ending on November 30, 1996, the Fund paid $9,236,284 as a management fee.

          (b) Custodian Fee

              The Custodian shall be entitled to receive, out of
          the assets of the Fund reasonable compensation for its
          services and expenses as Custodian, as agreed from time
          to time between the Fund and the
          Custodian          .

              For the fiscal year ending on November 30, 1996, the Fund paid $209,852 as a custodian fee.

          (c)  Charges of the Investor Servicing Agent

              The Fund will pay to the Investor Servicing Agent such fee, out of the assets of the Fund, as mutually agreed upon in writing from time to time, in the amount, the time and manner of payment.

              For the fiscal year ending on November 30, 1996, the Fund paid $1,859,347 as an investor servicing agent fee.

          (d) Fee on Class M Distribution Plan

              The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets.

              Payments under the plan        are intended to
          compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of Fund shares, including the payments to dealers mentioned above.

              To compensate Kokusai and other dealers further for services provided in connection with the sale of Class M shares and the mainteneance of shareholder accounts, Putnam Mutual Funds Corp. makes quarterly payments to Kokusai and such other dealers.

              The payments are based on the average net asset value of Class M shares attributable to shareholders for whom Kokusai and other dealers are designated as the dealer of record. Putnam Mutual Funds Corp. makes the payments at an annual rate of 0.25% of such average net asset value of Class M shares.

              Putnam Mutual Funds Corp. also pays to Kokusai and other dealers, as additional compensation with respect to the sale of Class M shares, 0.15% of such average net asset value of Class M shares. For Class M shares, the total annual payment to Kokusai and other dealers equals 0.40% of such average net asset value. Putnam Mutual Funds Corp. makes quarterly payments to qualifying dealers.

              For the fiscal year ending on November 30, 1996, the Fund paid the fees on the distribution plan of $2,412,906, $4,564,217 and $435,861 for the Class A
          Shares, Class B Shares and Class M shares, respectively.

          (e) Other Expenses:

              The Fund pays all of its expenses not assumed by Putnam Investment Management, Inc. with respect to its management services. In addition to the investment management, distribution plan fees, shareholder servicing agent expenses and custodian expenses discussed herein, the principal expenses that the Fund is expected to pay include, but are not limited to, fees and expenses of certain of its Trustees; fees of its independent auditors and legal counsel; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. The Fund also pays its brokerage commissions, interest charges and taxes.

              For the fiscal year ending on November 30, 1996, the Fund paid $1,376,821 as other expenses.

     C.   Sales, Repurchases and Custody:

     (1)  Sales of Shares:

           a. Sales in the United States. Investors residing outside Japan can open a fund account with as little as $500 and make additional investments at any time with as little as $50. They can buy fund shares three ways
          - through most investment dealers, through Putnam Mutual Funds Corp. or through a systematic investment plan.

              Buying shares through Putnam Mutual Funds Corp. Complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the completed form and check to Putnam Mutual Funds Corp., which will act as investor's agent in purchasing shares through investor's designated investment dealer.

              Buying shares through systematic investing.
          Investors can make regular investments of $25 or more per month through automatic deductions from investor's bank checking or savings account. Application forms are available from investor's investment dealer or through Investor Servicing Agent.

              Shares are sold at the public offering price based on the net asset value next determined after Investor Servicing Agent receives investorsO order. In most cases, in order to receive that day's public offering price, Investor Servicing Agent must receive investorsOorder before the close of regular trading on the New York Stock Exchange. If investors buy shares through investorsO investment dealer, the dealer must receive investorsOorder before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

          Class M Shares

              The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of investor's purchase. The Fund receives the net asset value. The sales charge is allocated between investor's investment dealer and Putnam Mutual Funds Corp. as shown in the following table, except when Putnam Mutual Funds Corp., at its discretion, allocates the entire amount to investor's investment dealer.

                           Sales charge as
                           a percentage of          Amount of sales
                        --------------------        charge reallowed
                            Net                     to dealers as a
Amount of transaction      amount   Offering         percentage of
at offering price ($)     invested   price           offering price

Under 50,000               3.36 %    3.25 %              3.00 %

50,000 but under 100,000   2.30 %    2.25 %              2.00 %

100,000 but under 250,000  1.52 %    1.50 %              1.25 %

250,000 but under 500,000  1.01 %    1.00 %              1.00 %

500,000 and above           None      None                None

          Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Participant-directed qualified retirement plans with at least 50 eligible employees and members of qualified groups may also purchase class M shares without a sales charge.
           b. Sales in Japan
              In Japan, Shares of the Fund are offered on any Valuation Date during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in Part I. Information concerning Securities of the relevant securities registration statement. Investors shall submit an Account Agreement or Transaction Agreement (together with the Account Agreement referred to herein as the "Agreements") to the Handling Securities Companies. The purchase shall be made in the minimum investment amount of 100 shares and in integral multiples of 10 shares.
              The issue price for Shares during the Subscription period shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Handling Securities Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. Sales charge shall be 3.25% of the amount of subscription all of which may be retained by the selling dealer. 3%
          consumption tax on the Sales charge will be added.
              The investors having submitted the Account
          Agreement will receive from the Handling Securities
          Company a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principle and the exchange into dollars shall be made at the forward cable exchange rate for the payment day in Tokyo as of the Trade Day. The payment may be made in dollars to the extent that the Handling Securities Companies can agree.
              In addition, Handling Securities Companies in
          Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than [Yen]500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by the Association.
     (2)  Repurchase of Shares:
           a. Repurchase in overseas markets
              A shareholder can sell his shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through his investment dealer. The Fund will only redeem shares for which it has received payment.

              Selling shares directly to the Fund.  A
          shareholder must send a signed letter of instruction or stock power form to Investor Servicing Agent, along with any certificates that represent shares a shareholder wants to sell. The price a shareholder will receive is the next net asset value calculated after the Fund receives a shareholder's request in proper form less any applicable CDSC. In order to receive that day's net asset value, Investor Servicing Agent must receive a shareholder's request before the close of regular trading on the New York Stock Exchange.

              If a shareholder sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. Stock power forms are available from a shareholder's investment dealer, Investor Servicing Agent and many commercial banks.

              If a shareholder wants his redemption proceeds sent to an address other than his address as it appears on records of the Investor Servicing Agent, a signature guarantee is required. Investor Servicing Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.

              The Fund generally sends shareholders payment for shareholdersO shares the business day after shareholdersO request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

              A shareholder may use Investor Servicing AgentOs Telephone Redemption Privilege to redeem shares valued up to $100,000 from his account unless he has notified Investor Servicing Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Investor Servicing Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his representative, who can provide Investor Servicing Agent with his account registration and address as it appears on Investor Servicing AgentOs records.

              Investor Servicing Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Investor Servicing Agent may be liable for any losses due to unauthorized or fraudulent instructions.

              During periods of unusual market changes and shareholder activity, a shareholder may experience delays in contacting Investor Servicing Agent by telephone. In this event, the shareholder may wish to submit a written redemption request, as described above, or contact shareholdersO investment dealer, as described below. The Telephone Redemption Privilege is not available if the shareholder was issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

              Selling shares through investment dealers. A shareholder's dealer must receive shareholdersO request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value.
          A shareholder's dealer will be responsible for furnishing all necessary documentation to Investor Servicing Agent, and may charge a shareholder for its services.

           b. Repurchase in Japan. Shareholders in Japan may at any time request repurchase of their Shares.
          Repurchase requests in Japan may be made to Investor Servicing Agent through the Handling Securities Company on a Fund Business Day and the business day of securities companies in Japan without a contingent deferred sales charge.

              The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Kokusai, provided the request is received before the close of regular trading on the Exchange. The payment of the price shall be made in yen through the Handling Securities Companies pursuant to the Agreements or, in case the Handling Securities Companies agree, in dollars.

     (3)  Suspension of Repurchase:
              The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

     (4)  Custody of Shares:

              In overseas markets where the Shares are offered, the Share certificates shall be held by the Shareholders at their own risk.

              The custody of the Share certificates (if issued) sold to Japanese Shareholders shall be held, in the name of the custodian, by the custodian of KOKUSAI. Certificates of custody for the Shares shall be delivered by the Handling Securities Companies to the Japanese Shareholders.

              The foregoing does not apply to the cases in which Japanese Shareholders keep the Shares in custody at their own risk.

     D.   Miscellaneous:

     (1)  Duration and Liquidation:

              Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

     (2)  Accounting Year:

              The accounts of the Fund will be closed each year on 30th November.

     (3)  Authorized Shares:

              There is no prescribed authorized number of Shares, and
          Shares may be issued from time to time.

     (4)  Agreement and Declaration of Trust:

              Originals or copies of the Agreement and Declaration of Trust, as amended, are on file with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston.

              The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

              In Japan, material changes in the Agreement and Declaration of Trust shall be published or the notice thereof shall be sent to the Japanese Shareholders.

     (5)  Issue of Warrants, Subscription Rights, etc.:

              The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, etc.

(B)  Outline of Disclosure System:

     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders

              In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

          (ii)Disclosure to the SEC

              The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with applicable law.

     (2)  Disclosure in Japan:

           a. Disclosure to the Supervisory Authority:
              When the Fund intend   s     to offer       Shares
          amounting to more than 500 million yen in Japan, it shall submit to the Minister of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at the Ministry of Finance.

              The Handling Securities Companies of the Shares shall deliver to the investors prospectuses or explanatory brochures the contents of which are substantially identical with Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Fund shall submit to the Minister of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual year and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Ministry of Finance.

           b. Disclosure to Japanese Shareholders:

              The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Agreement and Declaration of Trust of the Fund, and of notices from the Trustees, through the Handling Securities Companies.

              The financial statements shall be sent to the Japanese Shareholders through the Handling Securities
          Companies or the summary thereof shall be carried in daily newspapers.

(C)  Restrictions on Transactions with Interested Parties:

          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
     SHAREHOLDERS, ETC.

 (A) Rights of Shareholders and Procedures for Their Exercise:

          The Shareholders shall be registered in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Handling Securities Company cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies.

          The Shareholders in Japan who do not entrust the custody of their Shares to the Handling Securities
     Companies may exercise their rights in accordance with their own arrangement under their own responsibility.

          The major rights enjoyed by the investors are as follows:

     (i)  Voting rights

              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     (ii) Repurchase rights

              Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

          (iii)    Rights to receive dividends
                        Distributions     from net investment
          income a          re currently declared and paid     at
          least monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. A capital loss carryover is currently available. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

              Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.

              - Reinvest all distributions in additional shares without a sales charge;

              - Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

              - Receive all distributions in cash.
          (iv)Right to receive distributions upon dissolution

              Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like

              Shareholders           may     inspect the
          Agreement and Declaration of Trust    as on file     at
          the offices of the           Secretary of State of the
          Commonwealth of Massachusetts.

          (vi)Right to transfer shares
              Shares are transferable without restriction except as limited by applicable law.

          (vii) Rights with respect to the U.S. registration statement

              The 1933 Act provided   s     for the liability of
          the Fund and certain other persons, subject to various limitations and exceptions, in respect of materially
          misleading disclosures made in the FundOs    U.S.
              registration statement.

(B)  Tax Treatment of Shareholders in Japan:

          The tax treatment of Shareholders in Japan shall be as follows:

     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

          c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U. S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

              Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.
          S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

          d.  The Japanese withholding tax imposed on
          distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method". In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.

(C)  Foreign Exchange Control in U.S.A.:

          In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo

          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

          The agent for the registration with the Japanese
     Minister of Finance of the       public offering concerned
     as well as for the continuous disclosure is each of the
     following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
 (E) Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has
     jurisdiction over such litigation       :
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo
5.      STATUS OF INVESTMENT FUND

(A)    Diversification of Investment Fund:
5     (As of the end of February, 1997)

Types of Assets        Name of Country    Total
Investment
                               U.S. Dollars  Ratio (%)

Corporate Bonds United States                2,013,500,123             71.83
                Canada       103,186,125     3.68
                United Kingdom               53,448,188                1.91
                Mexico       17,098,074      0.61
                Luxembourg   12,943,125      0.46
                Bermuda      11,111,438      0.40
                Australia    10,122,300      0.36
                Indonesia    9,584,663       0.34
                Netherlands  9,150,750       0.33
                China        8,686,700       0.31
                Brazil       8,395,450       0.30
                Argentina    4,857,263       0.17
                India        2,281,438       0.08
                Malaysia     769,913         0.03

Sub-total                    2,265,135,550   80.81
Preferred stock United States                137,028,626               4.89
Brady Bonds     Argentina    39,260,200      1.40
                Brazil       35,530,251      1.27
                Mexico       28,081,750      1.00
                Venezuela    6,125,625       0.22
                Ecuador      4,914,870       0.18

Sub-total                    113,912,696     4.06

Short-term
 (Repurchase Agreement)      United States   75,000,000                2.68
 (Short-term Paper)          United States   19,979,506                0.71

Sub-total                    94,979,506      3.39
Units           United States                60,537,525                2.16
                Australia    4,668,300       0.17
                United Kingdom               3,189,525                 0.11

Sub-total                    68,395,350      2.44
Convertible Bonds            United States   43,593,211                1.56
Common Stock    United States                38,836,779                1.39
                Canada       1,208,925       0.04

Sub-total                    40,045,704      1.43
Foreign Government           Russia          24,183,145                0.86
                South Africa 7,394,304       0.26
                Morocco      2,239,600       0.08
                Mexico       447,000         0.02

Sub-total                    34,264,049      1.22
Convertible Pre-
ferred Stocks   United States                4,307,445                 0.15
Warrants        United States                3,815,934                 0.14
Options, Futures and Other Derivatives
Cash, Deposit and Other
 Assets (After deduction of
 liabilities)                -2,490,046      -0.09
Total                        2,802,988,025   100.00
    (Net Asset Value)                        ([Yen]338,741
million)

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B)  Results of Past Operations
(1)  Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of
            February, 1997 is as follows:

                               Total Net Asset Value     Net Asset Value per
Share
                               Dollar    Yen     Dollar   Yen
                               (thousands)      (millions)
1st Fiscal Year                  20,077         2,426        9.51    1,149
(November 30, 1995)
2nd Fiscal Year                  484,608        58,565            9.64
1,165
(November 30, 1996)
1996 End of March                30,990         3,745        9.56    1,155
                     April             35,022    4,232            9.55
1,154
                     May               37,256    4,502            9.53
1,152
                     June              39,357    4,756            9.44
1,141
                     July              42,099    5,088            9.35
1,130
                     August            43,724    5,284            9.43
1,140
                     September 191,881   23,189  9.63    1,164
                     October     348,092        42,067            9.54
1,153
                     November    464,506        56,136            9.64
1,165
                     December    664,695        80,328            9.68
1,170
1997 End of January              796,061        96,204            9.73
1,176
                     February    889,807        107,533           9.82
1,187

(Note)Operations of Class M Shares were commenced on December 1, 1994.
 (2)  Record of Distributions Paid
          Period                             Amount of Dividend paid per share
      1st Fiscal Year  (12/1/94 - 11/30/95)       $0.98 ([Yen]
            118.43   )
      2nd Fiscal Year (12/1/95 - 11/30/96)        $0.88 ([Yen]
            106.35   )
   (Note)Record of distribution paid from December 1996 to February 1997 are as follows:
120.85                   Dividend
Month/Year             Dollar Yen
1996 End of December   0.071  8.58
1997 End of January    0.070  8.46
          February     0.070  8.46

(C)  Record of Sales and Repurchases
          Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of each Fiscal Year are as follows:

               Number of Shares         Number of Shares       Number of
               Sold                Repurchased              Outstanding Shares
1st Fiscal Year    2,370,932            259,901          2,111,031
                 (0)                 (0)             (0)
2nd Fiscal Year    47,178,747                1,098,778        48,197,000
             42,967,350                252,350          42,715,000

Note:    The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

     II. OUTLINE OF THE TRUST

1.   Trust

(A)  Law of Place of Incorporation

     The Trusty is a Massachusetts business trust organized in Massachusetts, U.S.A. on January 13, 1996.

     Chapter 182 of the Massachusetts General Laws prescribes
     the fundamental matters in regard to the operations of
     certain business trusts constituting voluntar   y
     associations under that chapter.

     The Trust is an open-end       , deversified management
     company under the Investment Company Act of 1940.

(B)  Outline of the Supervisory Authority

     Refer to I - l (B) Outline of the Supervisory Authority.
(C)  Purpose of the Trust

     The purpose of the Trust is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.

(D)  History of the Trust
                                   January 13, 1986:        Date
                              of initial Agreement and
                              Declaration of Trust
                                   April 1, 1992:      Change of
                              the Trust's name
                                   May 5, 1994:        Date of
                              Amended and Restated Agreement and
                              Declaration of Trust
(E)  Amount of Capital Stock
          Not applicable.

(F)  Structure of the management of the Trust

          The Trustees are responsible for generally overseeing the conduct of the FundOs business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

          The Trustee   s     of the Trust are authorized by the
     Agreement and Declaration of Trust to issue shares of the Trust in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Trust, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by the Agreement and Declaration of Trust, the Bylaws of the Trust, or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Trust.

          On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.

          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to veto on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

          At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

          Subject to a favorable majority shareholder vote (as
     defined           in the Agreement and Declaration of
     Trust)    , the Trustees may contract for exclusive or
     nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.

          The Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Trust, and is qualified in its entirety by reference to each of those documents.

(G)  Information Concerning Major Shareholders

          Not applicable.
(H)  Information Concerning Directors, Officers and Employees

     (1)           Trustee    s and Officers of the Trust

Name                  Office and Title                           Resume                            Shares Owned
George Putnam      Chairman and President                        present:
Chairman and Director of
                                                                 Putnam
Management and
                                                                 Putnam Mutual
Funds Corp.
                                                                 Director, Marsh
&
                                                                 McLennan
Companies, Inc.           Class A
                                                                                                    65,048.978

William F. Pounds      Vice Chairman                             present:
Professor of Management,
                                                                 Alfred P. Sloan
School of
                                                                 Management,
Massachusetts Institute of
                                                                 Technology                          Class A
                                                                                                    16,580.596

Jameson Adkins Baxter     Trustee                                present:
President, Baxter
                                                                 Associates,
Inc.                      Class A
                                                                                                    3,475.282

Hans H. Estin             Trustee                                present:  Vice
Chairman, North
                                                                 American
Management Corp.          Class A
                                                                                                     171.510

John A. Hill              Trustee                                present:
Chairman and Managing
                                                                 Director, First
Reserve
                                                                 Corporation                         Class A
                                                                                                     169.792

Ronald J. Jackson         Trustee                                present:
Former Chairman,
                                                                 President and
Chief
                                                                 Executive
Officer of
                                                                 Fisher-Price,
Inc.,
                                                                 Director of
Safety 1st,
                                                                 Inc.,
                                                                 Trustee of
Salem Hospital
                                                                  and the
Peabody Essex Museum      Class A
                                                                                                     109.433
Elizabeth T. Kennan       Trustee                                present:
President Emeritus
                                                                 and Professor,
Mount Holyoke College     Class A
                                                                                                    2,426.045
Lawrence J. LasserTrustee and Vice President                     present:
President, Chief Executive
                                                                 Officer and
Director
                                                                 of Putnam
Investments, Inc.
                                                                 and Putnam
                                                                 Director, Marsh
& McLennan Companies,
                                                                 Inc.                                Class A
                                                                                                    63,917.892

Robert E. Patterson       Trustee                                present:
Executive Vice President
                                                                 and Director of
Acquisitions, Cabot
                                                                 Partners
Limited
                                                                 Partnership                         Class A
                                                                                                    15,655.911

Donald S. Perkins         Trustee                                present:
Director of various
                                                                 corporations,
including Cummins Engine
                                                                 Company, Lucent
                                                                 Technologies,
Inc.,
                                                                 Springs
Industries, Inc.
                                                                 and Time Warner
Inc.                      Class A
                                                                                                    6,158.799

George Putnam, III        Trustee                                present:
President, New
                                                                 Generation
Research, Inc.            Class A
                                                                                                    2,694.630
A.J.C. Smith              Trustee                                present:
Chairman and Chief
                                                                 Executive
Officer, Marsh
                                                                 & McLennan
Companies, Inc.           Class A
                                                                                                     286.126
W. Nicholas Thorndike     Trustee                                present:
Director of various
                                                                 corporations
and charitable
                                                                 organizations,
including
                                                                 Data General
Corporation,
                                                                 Bradley Real
Estate, Inc.
                                                                 and Providence
Journal
                                                                 Co.  Trustee of
                                                                 Massachusetts
General
                                                                 Hospital and
Eastern
                                                                 Utilities
Associations              Class A
                                                                                                     137.531
Charles E. Porter Executive Vice President                       present:
Managing Director of
                                                                 Putnam
Investments, Inc.
                                                                 and Putnam
Management                   0

Patricia C. FlahertySenior Vice President                        present:
Senior Vice President
                                                                 of Putnam
Investments, Inc.
                                                                 and Putnam
Management                   0

William N. Shiebler    Vice President                            present:
Director and Senior
                                                                 Managing
Director of Putnam
                                                                 Investments,
Inc.  President
                                                                 and Director of
Putnam Mutual Funds          0

Gordon H. Silver       Vice President                            present:
Director and Senior
                                                                 Managing
Director of Putnam
                                                                 Investments,
Inc. and Putnam ManagementClass A
                                                                                                    2,565.262
Paul M. O'Neil         Vice President                            present:Vice
President of Putnam
                                                                 Investments,
Inc. and Putnam Management   0

John D. Hughes  Vice President and Treasurer                     present:
Senior Vice President
                                                                 of Putnam
Management                Class A
                                                                                                     104.925

Beverly Marcus Clerk and Assistant Treasurer                     N/A                                 Class A
                                                                                                    1,597.005

(2) Employees of the Trust

        The Trust does not have any employees.
(I) Description of Business and Outline of Operation

          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's
     assets.  The Trust has           retain    ed Putnam
     Investment Management, Inc., the investment adviser, to
     render investment advisory services           and
         Putnam Fiduciary Trust Company, to keep the assets of the Fund in custody and Investor Servicing Agent.

(J)  Miscellaneous

     (1)  Changes of Trustees and Officers

              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

     (2)  Amendment to the Agreement and Declaration of Trust

              Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

     (3)  Litigation and Other Significant Events

              Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is November 30. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)

(A)  Law of Place of Incorporation

     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment
     Advisers Act of 1940.

     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B)  Outline of the Supervisory Authority
     Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940. Putnam is regulated under the Investment Advisers
     Act.

(C) Purpose of the Company

     Investment Management CompanyOs sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D)  History of the Company
     Investment Management Company is one of America's oldest and largest money management firms. Investment Management CompanyOs staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $96 billion in assets in nearly 5 million shareholder accounts at the end of February, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

     Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E)  Amount of Capital Stock  (as of the end of February, 1997)

     1.   Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years):

                                    Amount of Capital
          Year              (Total Stockholders'Equity in
Thousands
     End of 1991                    $46,068,726

     End of 1992                    $42,618,341

     End of 1993                    $49,847,760

     End of 1994                    $48,149,491

     End of 1995                    $45,521,351

     End of 1996                    $45,817,658

(F)  Structure of the Management of the Company
     Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

     Each Fund of Investment Management Company managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's High Yield Securities Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

     The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

     In selecting portfolio securities for the Fund, Investment Management Company looks for high yield bonds that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of high yield debt securities in the United States. The High Yield Bond Group comprises 17 investment professionals.

(G)  Information Concerning Major Stockholders
     As of the end of February, 1997, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management CompanyOs funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:


List of Officers and Directors of Putnam Investment Management, Inc. (       as
of the filing date)Name
                              Position with
                              Putnam Investment Management, Inc. Other Business
Affiliation


Putnam, George                Chairman                           Chairman of
                                                                 Putnam Mutual
Funds Corp.
Lasser, Lawrence J.           President and Director
Silver, Gordon H.             Director and Senior Managing Director Putnam
Fiduciary Trust Company
                                                                 Senior
Administrative Officer                                           and Director of
Putnam Mutual                                                    Funds Corp.
Jamieson, Douglas B.          Director and Senior Managing Director Treasurer
of Putnam Mutual                                                    Funds Corp.
Moran, Timothy P.             Managing Director                  Treasurer,
Director and                                                        Security
Officer of Putnam                                                   Fiduciary
Trust Company
Burke, Robert W.              Director and Senior Managing Director Senior
Managing Director of                                             Putnam Mutual
Funds Corp.
Carman, Peter                 Director and Senior Managing Director
Coburn, Gary N.               Senior Managing Director
Ferguson, Ian C.              Senior Managing Director
Spiegel, Steven               Director and Senior Managing Director Senior
Managing Director of                                             Putnam Mutual
Funds Corp.
Anderson, Blake E.            Managing Director
Bankart, Alan J.              Managing Director
Bogan, Thomas                 Managing Director
Browchuk, Brett               Managing Director
Collman, Kathleen M.          Managing Director                  Managing
Director of Putnam Mutual Funds Corp.
   Curtin,
William J.
                              Managing Director
D'Alelio, Edward H.           Managing Director
DeTore, John A.               Managing Director                  Managing
Director of Putnam                                               Fiduciary Trust
Company
Durgarian, Karnig H.          Managing Director                  Director and
Managing Director                                                of Putnam
Fiduciary Trust                                                     Company
Estevens, Irene M.            Managing Director
Ho, Jin W.                    Managing Director
Hurley, William J.            Managing Director                  Managing
Director of Putnam Mutual Funds Corp.
   Jacobs, Jerome J.          Managing Director
Kearney, Mary E.              Managing Director                  Managing
Director of Putnam                                               Mutual Funds
Corp.
Kohli, D. William             Managing Director
Kreisel, Anthony I.           Managing Director
Landes, William J.            Managing Director
Maloney, Kevin J.             Managing Director
Martino, Michael              Managing Director
Maxwell, Scott M.             Managing Director
McGue, William F.             Managing Director
McMullen, Carol               Managing Director
Miller, Daniel L.             Managing Director
Montgomery, Kenneth           Managing Director
Morgan Jr., John J.           Managing Director                  Managing
Director of Putnam                                               Fiduciary Trust
Company
Mullaney, Michael A.          Managing Director
O'Donnell Jr., C. Patrick     Managing Director
Peacher, Stephen C.           Managing Director
Porter, Charles E.            Managing Director
Reilly, Thomas V.             Managing Director
Scott, Justin M.              Managing Director                  Managing
Director of Putnam                                               Fiduciary Trust
Company
Talannian, John C.            Managing Director                  Managing
Director of Putnam Mutual Funds Corp.
Woolverton, William H.        Managing Director                  Managing
Director of Putnam                                               Mutual Funds
Corp.
Asher, Steven E.              Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
Baumback, Robert K.           Senior Vice President
Beck, Robert R.               Senior Vice President
Bousa, Edward P.              Senior Vice President
Bresnahan, Leslee R.          Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
Burns, Cheryl A.              Senior Vice President
Cassaro, Joseph A.            Senior Vice President
Chapman, Susan                Senior Vice President
Cotner, Beth C.               Senior Vice President
Curran, Peter J.              Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
Dalferro, John R.             Senior Vice President
Daly, Kenneth L.              Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
England, Richard B.           Senior Vice President
Fitzgerald, Michael T.        Senior Vice President
Flaherty, Patricia C.         Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
Francis, Jonathan H.          Senior Vice President
Frucci, Richard M.            Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Fullerton, Brian J.           Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
Gillis, Roland                Senior Vice President
Goodwin, Kim C.               Senior Vice President
Grant, Peter J.               Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Grim, Daniel J.               Senior Vice President
Haagensen, Paul E.            Senior Vice President
Halperin, Matthew C.          Senior Vice President
Han, Billy P.                 Senior Vice President
Healey, Deborah R.            Senior Vice President
Joseph, Joseph P.             Senior Vice President
Joyce, Kevin M.               Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
Kamshad, Omid                 Senior Vice President
Kay, Karen R.                 Senior Vice President              Clerk, Director
and Senior                                                          Vice
President of Putnam                                                 Fiduciary
Trust Company
King, David L.                Senior Vice President
Kirson, Steven L.             Senior Vice President
Leichter, Jennifer E.         Senior Vice President
Lindsey, Jeffrey R.           Senior Vice President
Lukens, James W.              Senior Vice President
Manning, Howard K.            Senior Vice President
Matteis, Andrew S.            Senior Vice President
McAuley, Alexander J.         Senior Vice President
McDonald, Richard E.          Senior Vice President
Meehan, Thalia                Senior Vice President
Mikami, Darryl                Senior Vice President
Mockard, Jeanne L.            Senior Vice President
Mufson, Michael J.            Senior Vice President
Mullin, Hugh H.               Senior Vice President
Netols, Jeffrey W.            Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Nguyen, Triet M.              Senior Vice President
Paine, Robert M.              Senior Vice President
Pohl, Charles G.              Senior Vice President
Pollard, Mark D.              Senior Vice President
Powers, Neil J.               Senior Vice President
Quinton, Keith P.             Senior Vice President
Ray, Christopher A.           Senior Vice President
Reeves, William H.            Senior Vice President
Regan, Anthony W.             Senior Vice President
Rosalanko, Thomas J.          Senior Vice President
Ruys de Perez, Charles A.     Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Schwister, Jay E.             Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Senter, Max S.                Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Siegel, Mark J.               Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Silver, Jennifer K.           Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Simon, Sheldon N.             Senior Vice President
Smith Jr., Leo J.             Senior Vice President
Smith, Margaret D.            Senior Vice President
Soja, Joanne                  Senior Vice President
Storkerson, John K.           Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Strumpf, Casey                Senior Vice President
Sullivan, Roger R.            Senior Vice President
Swanberg, Charles H.          Senior Vice President
Swift, Robert                 Senior Vice President
Taubes, Kenneth J.            Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Thomas, David K.              Senior Vice President
Thomsen, Rosemary H.          Senior Vice President              Senior Vice
President of Putnam Fiduciary Trust Company
Tibbetts, Richard B.          Senior Vice President              Senior Vice
President of                                                        Putnam
Mutual Funds Corp.
Till, Hilary F.               Senior Vice President
Van Vleet, Charles C.         Senior Vice President
Verani, John R.               Senior Vice President              Senior Vice
President of                                                        Putnam
Fiduciary Trust Company
Weinstein, Michael R.         Senior Vice President
Weiss, Man          u    el  Senior Vice President
Wheeler, Diane D.F.           Senior Vice President
Wyke, Richard P.              Senior Vice President
Zukowski, Gerald S.           Senior Vice President
Lucey, Robert F.              Direcor and Senior Managing Director
Lucey, Thomas J.              Direcor and Senior Managing Director
Shiebler, Williams N.         Direcor and Senior Managing Director
Boneparth, John F.            Managing Director
Eisenkraft, Gail A.           Managing Director
Erickson, James E.            Managing Director
Esposito, Vincent             Managing Director
Goodman, Robert               Managing Director
Haslett, Thomas               Managing Director
Littauer, Thomas W.           Managing Director
Miller, Janis E.              Managing Director
Miller, Jeffrey M.            Managing Director
Nelson, Alexander L.          Managing Director
Palombo, Joseph R.            Managing Director
Sharpless, Kathy G.           Managing Director
Tambone, James S.             Managing Director
Tasiopoulos,  Louis           Managing Director
Turpin, Thomas M.             Managing Director
Watanabe, Takehiko            Managing Director
Zieff, William                Managing Director
Abbott, Christopher C.        Senior Vice President
Alders, Christopher A.        Senior Vice President
Avery, Scott A.               Senior Vice President
Bacon, James R.               Senior Vice President
Bartlett, John L.             Senior Vice President
Bearden, Dale                 Senior Vice President
Brockelman, James D.          Senior Vice President
Buckner, Gail D.              Senior Vice President
Connelly, Donald A.           Senior Vice President
Corvinus, F. Nicholas         Senior Vice President
Crain, Kevin, F.              Senior Vice President
Craven, Joseph P.             Senior Vice President
Demmler, Joseph L.            Senior Vice President
Dolan, Marjorie A.            Senior Vice President
Edlin, David B.               Senior Vice President
English, James M.             Senior Vice President
Eurkus, David J.              Senior Vice President
Feldman, Susan H.             Senior Vice President
Fichera, Paul F.              Senior Vice President
Fisher, C. Nancy              Senior Vice President
Fishman, Mitchell B.          Senior Vice President
Geissler, Mauricia A.         Senior Vice President
Gennaco, Joseph P.            Senior Vice President
George, Bruce D.              Senior Vice President
Gould, Jeffrey L.             Senior Vice President
Halloran, Thomas W.           Senior Vice President
Hearns, Dennis P.             Senior Vice President
Hill, Donald R.               Senior Vice President
Hochstein, Bess J.M.          Senior Vice President
Hughes, Carolyn               Senior Vice President
Jacobsen, Dwight D.           Senior Vice President
Kirk, Deborah H.              Senior Vice President
Knutzen, Erik L.              Senior Vice President
Kondracki, Alexander A.       Senior Vice President
Kreutzberg, Howard H.         Senior Vice President
Lathrop, James D.             Senior Vice President
Lewandowski, Edward V.        Senior Vice President
Lucas, Peter V.               Senior Vice President
McKenna, Mark J.              Senior Vice President
Miller, Bart D.               Senior Vice President
Moret, Mitchell L.            Senior Vice President
Morgan, Kelly A.              Senior Vice President
Morrice, Mary Ann             Senior Vice President
O'Brien, Kristen P.           Senior Vice President
O'Shea, Kevin L.              Senior Vice President
Olson, Charles R.             Senior Vice President
Phoenix, Joseph               Senior Vice President
Picher, Suzanne N.            Senior Vice President
Present, Howard B.            Senior Vice President
Puddle, David G.              Senior Vice President
Rio, George A.                Senior Vice President
Rowe, Robert B.               Senior Vice President
Rowell, Kevin A.              Senior Vice President
Rudinoff, Paul J.             Senior Vice President
Saunders, Catherine A.        Senior Vice President
Schultz, Mitchell D.          Senior Vice President
Soester, Tricia               Senior Vice President
Stanojev, Nicholas T.         Senior Vice President
Sullivan , Guy                Senior Vice President
Svensson, Lisa A.             Senior Vice President
Unger, Larry R.               Senior Vice President
Vander Linde, Douglas J.      Senior Vice President
Whiston, Sandra C.            Senior Vice President

(I)  Summary of Business Lines and Business Operation
     Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds.
     As of        the end of February, 1997, Investment Management Company
     managed, advised, and/or administered the following        211 funds and
     fund portfolios (having an aggregate net asset value of approximately
     $       184 billion):

                                         (As of the end of February, 1997)
                 Name                    Month/Date Principal      Total Net
Net Asset
                                         Year Est.  Characteristics Asset Value
Value per

share ($)
The George Putnam Fund of Boston; A      11/5/37    Open/Equity    2,065.95
17.06
The George Putnam Fund of Boston; B      4/24/92    Open/Equity    668.36
16.97
The George Putnam Fund of Boston; M      12/1/94    Open/Equity    119.35
16.96
The George Putnam Fund of Boston; Y      1/1/94     Open/Equity    287.72
17.08
Putnam AZ Tax Exempt Income Fund; A      1/30/91    Open/Bond      123.89
9.10
Putnam AZ Tax Exempt Income Fund; B      7/15/93    Open/Bond      27.17
9.08
Putnam AZ Tax Exempt Income Fund; M      7/3/95     Open/Bond      0.47
9.11
Putnam American Govern- ment Income Fund; A         3/1/85Open/Bond
1,677.54         8.50
Putnam American Govern- ment Income Fund; B         5/20/94    Open/Bond
26.54                      8.46
Putnam American Govern- ment Income Fund; M         2/14/95    Open/Bond
1.20                       8.50
Putnam Asia Pacific Growth Fund; A       2/20/91    Open/Equity    321.42
13.27
Putnam Asia Pacific Growth Fund; B       6/1/93     Open/Equity    210.73
13.09
Putnam Asia Pacific Growth Fund; M       2/1/95     Open/Equity    9.51
13.19
Putnam Asset Allocation Balanced Portfolio; A       2/7/94Open/Balanced
459.76           10.80
Putnam Asset Allocation Balanced Portfolio; B       2/11/94    Open/Balanced
327.69           10.74
Putnam Asset Allocation Balanced Portfolio; C       9/1/94Open/Balanced
44.06                      10.70
Putnam Asset Allocation Balanced Portfolio; M       2/6/95Open/Balanced
24.85                      10.79
Putnam Asset Allocation Balanced Portfolio; Y       7/14/94    Open/Balanced
194.11           10.81
Putnam Asset Allocation Conservative Portfolio; A   2/7/94Open/Balanced
254.28           9.76
Putnam Asset Allocation Conservative Portfolio; B   2/18/94    Open/Balanced
110.75           9.72
Putnam Asset Allocation Conservative Portfolio; C   9/1/94Open/Balanced
21.45                      9.71
Putnam Asset Allocation Conservative Portfolio; M   2/7/95Open/Balanced
6.92                       9.74
Putnam Asset Allocation Conservative Portfolio; Y   7/14/94    Open/Balanced
12.87                      9.77
Putnam Asset Allocation Growth Portfolio; A         2/8/94Open/Balanced
285.76           11.61
Putnam Asset Allocation Growth Portfolio; B         2/16/94    Open/Balanced
253.76           11.51
Putnam Asset Allocation Growth Portfolio; C         9/1/94Open/Balanced
42.82                      11.43
Putnam Asset Allocation Growth Portfolio; M         2/1/95Open/Balanced
21.37                      11.51
Putnam Asset Allocation Growth Portfolio; Y         7/14/94    Open/Balanced
192.05           11.66
Putnam Balanced Retirement Fund; A       4/19/85    Open/Balanced       541.17
10.65
Putnam Balanced Retirement Fund; B       2/1/94     Open/Balanced       51.85
10.59
Putnam Balanced Retirement Fund; M       3/17/95    Open/Balanced       4.75
10.62
Putnam CA Tax Exempt Income Fund; A      4/29/83    Open/Bond      3,143.80
8.54
Putnam CA Tax Exempt Income Fund; B      1/4/93     Open/Bond      540.83
8.53
Putnam CA Tax Exempt Income Fund; M      2/14/95    Open/Bond      12.19
8.53
Putnam VT: Asia Pacific                  5/1/95     Open/Equity    130.36
10.92
Putnam VT: Diversified                   9/15/93    Open/Bond      515.55
11.33
Putnam VT: Glb Gr                                   5/1/90Open/Equity
1,413.19         17.34
Putnam VT: Global AA                                2/1/88Open/Balanced
794.64           17.97
Putnam VT: Gr and Inc                    2/1/88     Open/Balanced
6,317.30         24.21
Putnam VT: HY                            2/1/88     Open/Bond      838.76
13.34
Putnam VT: MM                            2/1/88     Open/Bond      446.13
1.00
Putnam VT: New Opportunities                        5/2/94Open/Equity
1,777.57         17.33
Putnam VT: U.S. Govmt and H. Qual.       2/1/88     Open/Bond      774.72
13.28
Putnam VT: Util G&I                                 5/1/92Open/Balanced
672.62           15.05
Putnam VT: Voyager                                  2/1/88Open/Equity
3,397.46         32.89
Putnam Capital Appreciation Fund; A      8/5/93     Open/Equity    386.91
17.66
Putnam Capital Appreciation Fund; B      11/2/94    Open/Equity    372.00
17.54
Putnam Capital Appreciation Fund; M      1/22/96    Open/Equity    22.20
17.55
Putnam Convertible Income-Growth Trust; A           6/29/72    Open/Balanced
996.13           21.09
Putnam Convertible Income-Growth Trust; B           7/15/93    Open/Balanced
181.61           20.90
Putnam Convertible Income-Growth Trust; M           3/13/95    Open/Balanced
10.67                      20.96
Putnam Diversified Equity Trust; A       7/1/94     Open/Equity    199.33
11.85
Putnam Diversified Equity Trust; B       7/2/94     Open/Equity    232.03
11.77
Putnam Diversified Equity Trust; M       7/3/95     Open/Equity    14.78
11.80
Putnam Diversified Income Trust; A       10/3/88    Open/Bond      1,994.60
12.43
Putnam Diversified Income Trust; B       3/1/93     Open/Bond      2,266.08
12.38
Putnam Diversified Income Trust; M       12/1/94    Open/Bond      62.81
12.41
Putnam Equity Income; A                  6/15/77    Open/Balanced       648.02
13.96
Putnam Equity Income; B                  9/13/93    Open/Balanced       273.10
13.88
Putnam Equity Income; M                  12/2/94    Open/Balanced       29.02
13.89
Putnam Europe Growth; A                  9/7/90     Open/Equity    218.33
17.05
Putnam Europe Growth; B                  2/1/94     Open/Equity    175.14
16.74
Putnam Europe Growth; M                  12/1/94    Open/Equity    10.49
16.98
Putnam FL Tax Exempt Income Fund; A      8/24/90    Open/Bond      242.90
9.18
Putnam FL Tax Exempt Income Fund; B      1/4/93     Open/Bond      57.35
9.17
Putnam FL Tax Exempt Income Fund; M      5/1/95     Open/Bond      1.22
9.17
Putnam Federal Income Trust; A                      6/2/86Open/Bond    362.29
9.96
Putnam Federal Income Trust; B                      6/6/94Open/Bond    8.95
9.92
Putnam Federal Income Trust; M                      4/12/95    Open/Bond
1.01                       9.96
Putnam Global Governmental Income Trust; A          6/1/87Open/Bond    333.17
14.29
Putnam Global Governmental Income Trust; B          2/1/94Open/Bond    42.20
14.24
Putnam Global Governmental Income Trust; M          3/17/95    Open/Bond
2.16                       14.23
Putnam Global Growth Fund; A                        9/1/67Open/Equity
2,390.83         11.09
Putnam Global Growth Fund; B                        4/27/92    Open/Equity
1,476.04         10.79
Putnam Global Growth Fund; M                        3/1/95Open/Equity   31.46
11.04
Putnam Global Growth Fund; Y                        6/15/94    Open/Equity
74.03                      11.22
Putnam Growth and Income Fund II; A      1/5/95     Open/Balanced   744.33
13.03
Putnam Growth and Income Fund II; B      1/5/95     Open/Balanced   887.51
12.95
Putnam Growth and Income Fund II; M      1/5/95     Open/Balanced   111.22
12.98
The Putnam Fund for Growth and Income; A 11/6/57    Open/Balanced   13,640.90
19.22
The Putnam Fund for Growth and Income; B 4/27/92    Open/Balanced   10,729.64
19.01
The Putnam Fund for Growth and Income; M 5/1/95     Open/Balanced   199.96
19.14
The Putnam Fund for Growth and Income; Y 6/15/94    Open/Balanced   429.79
19.25
Putnam High Yield Advantage Fund; A      3/25/86    Open/Bond  1,170.72 9.83
Putnam High Yield Advantage Fund; B      5/16/94    Open/Bond  743.47   9.79
Putnam High Yield Advantage Fund; M      12/1/94    Open/Bond  885.87   9.82
Putnam High Yield Trust; A               2/14/78    Open/Bond  3,292.79 12.70
Putnam High Yield Trust; B               3/1/93     Open/Bond  1,263.96 12.65
Putnam High Yield Trust; M               7/3/95     Open/Bond  25.03
12.69
Putnam Health Sciences Trust; A                     5/28/82    Open/Equity
1,438.51         49.74
Putnam Health Sciences Trust; B                     3/1/93Open/Equity   395.10
48.79
Putnam Health Sciences Trust; M                     7/3/95Open/Equity   13.74
49.55
Putnam Income Fund; A                    11/1/54    Open/Bond  1,117.43 7.01
Putnam Income Fund; B                    3/1/93     Open/Bond  359.23   6.98
Putnam Income Fund; M                    12/14/94   Open/Bond  22.85
6.98
Putnam Income Fund; Y                    2/12/94    Open/Bond  136.39   7.01
Putnam Intermediate US Government Income Fund; A    2/16/93    Open/Bond135.20
4.83
Putnam Intermediate US Government Income Fund; B    2/16/93    Open/Bond59.54
4.83
Putnam Intermediate US Government Income Fund; M    4/3/95Open/Bond4.20
4.84
Putnam International New Opportunities Fund; A      1/3/95Open/Equity   686.15
12.72
Putnam International New Opportunities Fund; B      7/21/95    Open/Equity
827.28           12.63
Putnam International New Opportunities Fund; M      7/21/95    Open/Equity
73.78                      12.67
Putnam Investors Fund; A                 12/1/25    Open/Equity1,443.24 9.73
Putnam Investors Fund; B                 3/1/93     Open/Equity188.75   9.47
Putnam Investors Fund; M                 12/2/94    Open/Equity12.61
9.65
Putnam MA Tax Exempt Income Fund; A      10/23/89   Open/Bond  276.35   9.36
Putnam MA Tax Exempt Income Fund; B      7/15/93    Open/Bond  81.91
9.35
Putnam MA Tax Exempt Income Fund; M      5/12/95    Open/Bond  2.89    9.35
Putnam MI Tax Exempt Income Fund; A      10/23/89   Open/Bond  142.86   9.16
Putnam MI Tax Exempt Income Fund; B      7/15/93    Open/Bond  33.89
9.14
Putnam MI Tax Exempt Income Fund; M      4/17/95    Open/Bond  0.67    9.16
Putnam MN Tax Exempt Income Fund; A      10/23/89   Open/Bond  97.87
9.00
Putnam MN Tax Exempt Income Fund; B      7/15/93    Open/Bond  34.42
8.97
Putnam MN Tax Exempt Income Fund; M      4/3/95     Open/Bond  1.10    8.99
Putnam Money Market Fund; A                         10/1/76    Open/Bond
2,184.40         1.00
Putnam Money Market Fund; B                         4/27/92    Open/Bond468.66
1.00
Putnam Money Market Fund; M                         12/8/94    Open/Bond43.82
1.00
Putnam Municipal Income Fund; A                     5/22/89    Open/Bond810.74
9.01
Putnam Municipal Income Fund; B                     1/4/93Open/Bond481.94
9.00
Putnam Municipal Income Fund; M                     12/1/94    Open/Bond11.39
9.00
Putnam NJ Tax Exempt Income Fund; A      2/20/90    Open/Bond  229.55   9.07
Putnam NJ Tax Exempt Income Fund; B      1/4/93     Open/Bond  81.06
9.06
Putnam NJ Tax Exempt Income Fund; M      5/1/95     Open/Bond  0.37    9.07
Putnam NY Tax Exempt Income Fund; A      9/2/83     Open/Bond  1,802.77 8.84
Putnam NY Tax Exempt Income Fund; B      1/4/93     Open/Bond  226.31   8.82
Putnam NY Tax Exempt Income Fund; M      4/10/95    Open/Bond  1.37    8.84
Putnam NY Tax Exempt Opportunities Fund; A          11/7/90    Open/Bond162.53
8.94
Putnam NY Tax Exempt Opportunities Fund; B          2/1/94Open/Bond47.23
8.93
Putnam NY Tax Exempt Opportunities Fund; M          2/10/95    Open/Bond1.65
8.92
Putnam Global Natual Resources Fund; A   7/24/80    Open/Equity206.30   19.04
Putnam Global Natual Resources Fund; B   2/1/94     Open/Equity106.21   18.80
Putnam Global Natual Resources Fund; M   7/3/95     Open/Equity5.13    18.97
Putnam New Opportunities Fund; A                    8/31/90    Open/Equity
6,429.84         40.79
Putnam New Opportunities Fund; B                    3/1/93Open/Equity
5,666.32         39.62
Putnam New Opportunities Fund; M                    12/1/94    Open/Equity
307.67           40.34
Putnam New Opportunities Fund; Y                    7/19/94    Open/Equity
190.87           41.07
Putnam OH Tax Exempt Income Fund; A      10/23/89   Open/Bond  188.37   9.03
Putnam OH Tax Exempt Income Fund; B      7/15/93    Open/Bond  46.15
9.02
Putnam OH Tax Exempt Income Fund; M      4/3/95     Open/Bond  0.67    9.03
Putnam OTC & Emerging Growth Fund; A     11/1/82    Open/Equity1,768.09 13.50
Putnam OTC & Emerging Growth Fund; B     7/15/93    Open/Equity845.69   13.05
Putnam OTC & & Emerging Growth Fund; M   12/2/94    Open/Equity109.75   13.32
Putnam International Growth Fund; A      2/28/91    Open/Equity74.30
15.42
Putnam International Growth Fund; B      6/1/94     Open/Equity76.00
15.24
Putnam International Growth Fund; M      12/1/94    Open/Equity7.77    15.37
Putnam PA Tax Exempt Income Fund; A      7/21/89    Open/Bond  189.85   9.25
Putnam PA Tax Exempt Income Fund; B      7/15/93    Open/Bond  75.97
9.24
Putnam PA Tax Exempt Income Fund; M      7/3/95     Open/Bond  0.69    9.26
Putnam Preferred Income Fund; A                     1/4/84Open/Bond111.66
8.70
Putnam Preferred Income Fund; M                     4/20/95    Open/Bond5.83
8.68
Putnam Tax Free Income Fund HY; A        9/20/93    Open/Bond  576.65   14.27
Putnam Tax Free Income Fund HY; B        9/9/85     Open/Bond  1,427.75 14.28
Putnam Tax Free Income Fund HY; M        12/29/94   Open/Bond  16.18
14.26
Putnam Tax Free Income Fund Insured; A   9/30/93    Open/Bond  205.20   15.13
Putnam Tax Free Income Fund Insured; B   9/9/85     Open/Bond  344.42   15.15
Putnam Tax Free Income Fund Insured; M   6/1/95     Open/Bond  0.68    15.13
Putnam Tax Exempt Income Fund; A                    12/31/76   Open/Bond
2,065.38         8.91
Putnam Tax Exempt Income Fund; B                    1/4/93Open/Bond245.92
8.91
Putnam Tax Exempt Income Fund; M                    2/16/95    Open/Bond6.65
8.93
Putnam Tax Exempt Money Market Fund      10/26/87   Open/Bond  124.01   1.00
Putnam US Government Income Trust; A     2/8/84     Open/Bond  2,312.90 12.81
Putnam US Government Income Trust; B     4/27/92    Open/Bond  1,393.30 12.77
Putnam US Government Income Trust; M     2/6/95     Open/Bond  7.40    12.81
Putnam US Government Income Trust; Y     4/11/94    Open/Bond  3.42    12.81
Putnam Utilities Growth and Income Fund; A          11/19/90   Open/Balanced
628.89           11.56
Putnam Utilities Growth and Income Fund; B          4/27/92    Open/Balanced
642.21           11.49
Putnam Utilities Growth and Income Fund; M          3/1/95Open/Balanced 6.71
11.61
Putnam Vista Fund; A                                6/3/68Open/Equity
1,931.69         10.59
Putnam Vista Fund; B                                3/1/93Open/Equity   898.27
10.26
Putnam Vista Fund; M                                12/1/94    Open/Equity
59.75            10.46
Putnam Vista Fund; Y                                3/28/95    Open/Equity
185.83           10.66
Putnam Voyager Fund II; A                4/14/93    Open/Equity373.71   15.33
Putnam Voyager Fund II; B                10/2/95    Open/Equity344.45   15.17
Putnam Voyager Fund II; M                10/2/95    Open/Equity39.97    15.24
Putnam Voyager Fund; A                   4/1/96     Open/Equity8,923.71 16.30
Putnam Voyager Fund; B                   4/27/92    Open/Equity4,509.04 15.58
Putnam Voyager Fund; M                   12/1/94    Open/Equity141.93   16.11
Putnam Voyager Fund; Y                   4/1/94     Open/Equity922.09   16.45
Putnam CA Inv GD Muni                    11/27/92   Closed/Bond85.31    15.04
Putnam Convertible Opportunity and Income Fund      6/29/95    Closed/Bond
97.79            28.14
Putnam Dividend Income Fund                         9/28/89    Closed/Bond
179.25           11.02
Putnam High Income Convertible and Bond  7/9/87     Closed/Bond132.72   9.96
Putnam Intermediate Government Income Fund          6/27/88    Closed/Bond
538.24           8.39
Putnam Investment GD Municipal I                    10/26/89   Closed/Bond
382.80           11.84
Putnam Investment GD Municipal II        11/27/92   Closed/Bond248.93   13.92
Putnam Investment GD Municipal III       11/29/93   Closed/Bond62.53    13.10
Putnam Managed High Yield                6/25/93    Closed/Bond106.48   14.18
Putnam Managed Municipal Income Fund     2/24/89    Closed/Bond625.35   9.87
Putnam Master Income Trust               12/28/87   Closed/Bond489.21   9.21
Putnam Master Intermediate Income Fund   4/29/88    Closed/Bond332.98   8.09
Putnam Municipal Opportunity Trust       5/28/93    Closed/Bond263.49   13.83
Putnam NY Investment GD Municipal        11/27/92   Closed/Bond49.06    13.71
Putnam Premier Income Trust                         2/29/88    Closed/Bond
1,234.90         8.81
Putnam Tax Free Heath Care Fund                     6/29/92    Closed/Bond
201.29           14.58
Putnam American Renaissance Fund A       10/2/95    Open/Equity3.3411.01
Putnam Conv. Opp. and Income Trust       6/26/95    Closed/Bond97.79    26.40
Putnam Diversified Income Trust II A     2/19/95    Open/Bond  36.43    8.58
Putnam Diversified Income Trust II B     2/19/96    Open/Bond  55.81    8.58
Putnam Diversified Income Trust II M     2/19/96    Open/Bond  5.798.58
Putnam Diversified Income Trust Y        7/1/96     Open/Bond  3.1212.43
Putnam Equity Fund 97                    12/30/96   Open/Equity2.768.04
Putnam High Yield Total Return Fund A    1/1/97     Open/Bond  3.998.56
Putnam High Yield Total Return Fund B    1/1/97     Open/Bond  5.828.55
Putnam High Yield Total Return Fund M    1/1/97     Open/Bond  0.448.55
Putnam VT Interl. Growth and Income      1/1/97     Open/Balanced   24.45
10.29
Putnam VT Interl. New Opprotunities      1/1/97     Open/Equity31.81    10.24
Putnam VT Interl. Growth                 1/1/97     Open/Equity16.48    10.22
Putnam Balanced Fund                                10/2/95    Open/Balanced
2.37             8.35
Putnam Emging Mkts Fd A                  10/2/95    Open/Equity22.78    8.88
Putnam Emging Mkts Fd B                  10/2/95    Open/Equity16.51    8.88
Putnam Emging Mkts Fd M                  10/2/95    Open/Equity1.348.88

 (J) Miscellaneous

     1.   Election and Removal of Directors

     Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.

     2.   Results of operations

     Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

     3.   Supervision by SEC of Changes in Directors and Certain
     Officers

     Putnam files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.

     4.   Amendment to the Articles of Organization, Transfer of
          Business and Other Important Matters.

          a.   Articles of Organization of Investment Management
               Company may be amended, under the General
               Corporation Law of The Commonwealth of
               Massachusetts, by appropriate shareholders' vote.

          b.   Under the General Corporation Law of The
               Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

          c. Investment Management Company has no direct subsidiaries.

     5.   Litigation, etc.

     There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment
     Management Company within the past six-month period preceding the filing of this Registration Statement.


III. OUTLINE OF THE OTHER RELATED COMPANIES

(A)  Putnam Fiduciary Trust Company (the Transfer Agent,
     Shareholder Service Agent and Custodian)

     (1) Amount of Capital
          U.S.$26,379,342 as of the end of February, 1997

     (2)  Description of Business
          Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

     (3)  Outline of Business Relationship with the Fund
          Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B)  Putnam Mutual Funds Corp. (the Principal Underwriter)

     (1) Amount of Capital
          U.S.$107,383,002 as of the end of February, 1997

     (2)  Description of Business
          Putnam Mutual Funds Corp. is the Principal Underwriter of the shares of Putnam Funds indluding the Fund.

     (3)  Outline of Business Relationship with the Fund
          Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C)  Kokusai Securities Co., Ltd. (Distributor in Japan and Agent
     Securities Company)

     (1)  Amount of Capital
          [Yen]55.5 billion as of the end of        February,
          1997

     (2)  Description of Business
          KOKUSAI Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in handling the sales and repurchase of the Fund Units as the Designated Securities Company for the investment trust funds of Kokusai Investment Trust Management Co., Ltd., and as the Underwriting Company and the Agent Securities Company for International Bond Index Fund, Fidelity Special Growth Fund, Alliance International Healthcare Fund, European and Asian Fund, Alliance Global Leisure Fund, High Life Fund, Alliance American Fund, Keystone Small Company Growth Fund (S-4) and Asia Network Growth Fund, Korea Sunrise Fund, Keystone Fund of the Americas, Keystone Asia Small Cap Fund, Keystone Bond Fund '95, Keystone Bond Fund II '95, Keystone Bond Fund III '95, and Keystone Global Trust - Keystone Bond Fund IV '95 and as the Underwriting Company for AGF Growth Equity Fund Limited, G.T. Investment Fund, Sci/Tech and Fidelity World Fund.

     (3)  The Company acts as a Distributor in Japan and Agent
          Securities Company for the Fund in connection with the offering of shares in Japan.

(D) Capital Relationships

100% of the shares of Putnam Investment Management, Inc. are held by Putnam
Investments. Inc.

(E) Interlocking Directors and Auditors
     Names and functions of officers of the Fund who also are officers of the
related companies are as      follows:(       as of the filing date)
     Name of Officer or Trustee                Fund            Investment
     Management Company        Transfer Agent

     and Shareholder Service Agent
     George Putnam             Chairman and Trustee           Chairman and
     Director                  None
     Charles E. Porter         Executive Vice President       Managing Director
     None
     Patricia C. Flaherty      Senior Vice President          Senior Vice
     President                 None
     Lawrence J. Lasser        Trustee and Vice President     President and CEO
     None
     Gordon H. Silver          Vice President                 Senior Managing
     Director                  Director
     Gary N. Coburn            Vice President                 Senior Managing
     Director                  None
     Edward H. D'Alelio        Vice President                 Managing Director
     None
     Jin W. Ho                 Vice President                 Managing Director
     None
     John R. Verani            Vice President                 Senior Vice
     President                 None
     Paul M. O'Neil            Vice President                 Vice President
     None

IV.  FINANCIAL CONDITION        OF THE FUND

1.   FINANCIAL STATEMENTS

     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]

2.   CONDITION OF THE FUND
      (a) Statement of Net Assets

                                         (As of the end
                                         of February, 1997)

                     $                   [Yen]
                                         (in thousands)

a.  Total Assets     2,917,231,995       352,547,487
b.  Total Liabilities                    114,243,970
13,806,384
c.  Total Net Assets                     2,802,988,025
338,741,103
          (a-b)

d.  Total Number of Shares               Class A. 118,822,307
Shares
     Outstanding     Class B. 76,074,287 Shares
                     Class M. 90,612,650 Shares

e.  Net Asset Value  Class A.  9.83      [Yen]1,188
    per Share (c/d)  Class B.  9.79      [Yen]1,183
                     Class M.  9.82      [Yen]1,187
                                          '0

b. Names of Major Portfolio Securities Shares (Top 30 Shares)
        Not applicable; provided, however, that major portfolio securities other than shares, are as follows:
                              (As of the end of February 1997)


                                                                           U.S.$
Investment
                         Name of               Interest          Maturity             Acquisition             CurrentRatio
   Name of Issue         Country   Kind of Issue        Rate (%) Date      Par
Value                    Cost      Value       (%)

1. Cencall Comm          U.S.A.    Corporate   0        1/15/04  55,970,000           21,636,292
42,537,200               1.5
2. Argentina             Argentina Brady       4        3/31/23  43,441,440           39,574,751
39,260,201               1.4
3. Time Warner Inc PFD   U.S.A.    Preferred   10 1/4            25,665
26,319,233               28,488,150            1.0
4. United Mexican States Mexico    Brady       6 1/4    6/15/19  36,889,000           26,792,951
28,081,751               1.0
5. Adelphia Communication          U.S.A.      Corporate         9 7/8
3/1/07                   27,150,000            26,937,416        28,267,625           1.0
6. ICG Holdings Inc      U.S.A.    Corporate   0        5/1/06   34,500,000           18,807,749
25,616,250               0.9
7. Diamond Cable Comm    United Kingdom        Corporate         0
12/15/05                 36,775,000            24,183,341        25,374,750           0.9
8. Russia (Goverment of) Russia    Foreign     0        5/15/00  30,685,000           16,639,716
24,183,145               0.9
9. MFS Communications    U.S.A.    Corporate   0        1/15/06  31,500,000           23,538,125
24,018,750               0.9
10.                      Teleport Comm Corp.   U.S.A.   Corporate          0          7/1/07
30,250,000               17,681,313            21,326,250        0.8
11.                      Cablevision Sys. Corp.         U.S.A.   Preferred 11
1/8                      5/15/16   231,805     22,287,896        21,326,060           0.8
12.                      Intl Cabletel         U.S.A.   Corporate          0          2/1/06
31,750,000               18,710,088            21,272,500        0.8
13.                      Brazil (Republic of)  Brazil   Brady    4
4/15/14                  26,356,886            19,309,301        20,887,802           0.7
14.                      Transtexas Gas Corp.  U.S.A.   Corporate          11
1/2                      6/15/02   18,750,000  19,338,750        20,789,063           0.7
15.                      Vincom Inc.           U.S.A.   Corporate          8          7/7/06
20,750,000               19,252,656            20,490,625        0.7
                                                                           U.S.$
Investment
                         Name of               Interest          Maturity             Acquisition             CurrentRatio
   Name of Issue         Country   Kind of Issue        Rate (%) Date      Par
Value                    Cost      Value       (%)
16.                      Terex Corp.           U.S.A.   Corporate          13
1/4                      5/15/02   17,710,000  17,829,565        19,658,100           0.7
17.                      Intercel Inc          U.S.A.   Unit     0
2/1/06                   2,785,000 16,399,563  19,007,625        0.7
18.                      Midland Cogeneration  U.S.A.   Corporate          11
3/4                      7/23/05   1,660,000   16,343,000        18,757,494           0.7
19.                      Revlon Worldwide Corp.         U.S.A.   Corporate 0          3/15/01
27,890,000               18,293,051            18,293,051        0.7
20.                      Repap New Brunswick   Canada   Corporate          10
5/8                      4/15/05   18,135,000  18,052,700        18,225,675           0.7
21.                      Computerbision Corp.  U.S.A.   Corporate          11
3/8                      8/15/99   17,140,000  16,395,913        17,825,600           0.6
22.                      Riverwood Intl. Corp. U.S.A.   Corporate          10
7/8                      4/1/08    19,350,000  18,716,500        16,592,625           0.6
23.                      GST Telecommunications         U.S.A.   Corporate 0          12/15/05
24,848,000               13,803,934            16,026,960        0.6
24.                      Florida Coast paper   U.S.A.   Corporate          12
3/4                      6/1/03    14,650,000  15,065,375        15,822,000           0.6
25.                      Trump A.C.            U.S.A.   Corporate          11
1/4                      6/15/06   16,000,000  15,890,000        15,440,000           0.6
26.                      International Semi-Tech        Canada   Corporate 0          8/15/03
26,260,000               14,724,752            15,099,500        0.5
27.                      Host Marriott Travel Plaz      U.S.A.   Corporate 9 1/2      5/15/05
14,105,000               13,951,969            14,845,513        0.5
28.                      Casino America, Inc.  U.S.A.   Corporate          12
1/2                      8/1/03    14,440,000  14,812,281        14,801,000           0.5
29.                      Marcus Cable          U.S.A.   Corporate          0          8/1/04
17,700,000               10,909,125            14,779,500        0.5
30.  Brazil (Republic of)     Brazil    Brady  7 1/3   4/15/12   18,105,000           14,391,538
     14,642,419     0.5

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST
     SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share
     certificates is Putnam Fiduciary Trust Company, P.O.Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Handling Securities Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3.   There           are     no annual shareholders' meetings.
     Special shareholders' meeting           may     be held
     from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.

VI.  REFERENCE INFORMATION
   1. The following documents concerning the Fund have been filed with the Ministry of Finance of Japan.
          August 30, 1996          Securities Registration
     Statement
          September 10, 1996  Amendment to Securities
     Regiatration                            Statement
          November 15, 1996        Securities Registration
     Statement
          November 22, 1996        Amendment to Securities
     Regiatration                            Statement
          December 16, 1996        Amendment to Securities
     Regiatration                            Statement
   2. (1) The ornamental design is used in cover page of the Japanese Prospectus.
     (2)  The following must be set forth in the Prospectus.
     - Outline of the Prospectus will be included at the beginning of the Prospectus, summarising the content of
     Part I., Information on the securities, "I. Descriptions of the Fund" and "III. Outline of Other Related Companies" in
     Part II, Information on the Issuer, of the SRS and Agreement Concerning the Opening of a Foreign Securities Transaction Account, and the internal rules of a distributor in respect of the subscription and payment.

     (3)  Summarized Preliminary Prospectus will be used.
     - Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.

     For information of the achievement, the average of the annual yield calculated in respect of immediately preceding seven days and/or any one month may be added in percentage up to one decimal places (rounding down to second decimal places).










        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                          (NAV Sale)




















               PUTNAM HIGH YIELD ADVANTAGE FUND

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Minister of FinanceFiling Date :  April 15, 1997


Name of the Registrant Trust:      PUTNAM HIGH YIELD ADVANTAGE
                              FUND

Name and Official Title of Trustees:George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:       One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:Harume Nakano

Attorney-at-Law
                                                       /s/
                              Harume Nakano

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law
                                                       /s/ Ken
                              Miura

(Seal)

Address or Place of Business       Kasumigaseki Building
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:           Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:          Hamada & Matsumoto

Kasumigaseki Building.
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public    PUTNAM HIGH YIELD ADVANTAGE
                              FUND
Offering or Sale of Foreign Investment
Fund Securities:

Type and Aggregate Amount of       Up to 250 million Class M
                              Shares
Foreign Investment Fund Securities      Up to the total amount
                              aggregating the
to be Publicly Offered or Sold:    amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of  250
                              million Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is        2,455 billion
                              U.S. dollars ([Yen]        296.7
                              billion).

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l=[Yen]120.85, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot U.S. Dollar by telegraphic transfer against yen on February 28, l997.



      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection



                        Not applicable.


    (Total number of sheets of this Securities Registration
      Statement [in Japanese] is 2 including Front Page)


I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES
     REGISTRATION STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on November 15, 1996 due to the fact that the aforementioned Securities Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to those of the Japanese original)

PART II.  INFORMATION CONCERNING ISSUER
          (page 3 of the original Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Securities
     Report:


Before amendment                After amendment
[Original Japanese SRS]         [Aforementioned Annual
Securities Report]

                                   I.  DESCRIPTION OF THE
                                   FUNDI.  DESCRIPTION OF
                                   THE FUND (the
                                   aforementioned Japanese
                                   Annual Securities Report,
                                   from page 1 to page 22)

                                   II. OUTLINE OF THE FUND
                                   II. OUTLINE OF THE FUND
                                   (Ditto, from page 23 to
                                   page 57)

                                   III.OUTLINE OF THE OTHER
                                   III.OUTLINE OF THE OTHER
                                       RELATED COMPANIES
                                   RELATED COMPANIES (Ditto,
                                   from page 58 to page 59)

                                   IV. FINANCIAL CONDITIONS
                                   OF  IV. FINANCIAL
                                   CONDITIONS OF
                                       THE FUND     THE
                                   FUND (Ditto, from page 60
                                   to page 141)

                                   V.  SUMMARY OF INFORMATION
                                   VI. SUMMARY OF INFORMATION
                                       CONCERNING THE
                                   EXERCISE OF
                                   CONCERNING THE EXERCISE OF
                                       RIGHTS BY HOLDERS OF
                                   FOREIGN      RIGHTS BY
                                   HOLDERS OF FOREIGN
                                       INVESTMENT FUND
                                   SECURITIES
                                   INVESTMENT FUND SECURITIES
                                               (Ditto, page
                                   165)

VI.  MISCELLANEOUS              VII. REFERENCE INFORMATION
     (Ditto,                              page 165)


        Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1 = [Yen]120.85, the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 28, 1997, for convenience.

        Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

        Note 3:In this Report, "fiscal year" refers to a year from December 1 to November 30 of the following year.

PART III. SPECIAL INFORMATION
          (Ditto, page 182)

     II. FINANCIAL CONDITIONS OF THE INVESTMENT ADVISER AND MANAGEMENT COMPANY of the Original SRS is ammended to to have the same contents as those provided in V. FINANCIAL CONDITIONS OF THE INVESTMENT ADVISER AND MANAGEMENT COMPANY of the aforementioned Securities Report:










        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                          (NAV Sale)




















               PUTNAM HIGH YIELD ADVANTAGE FUND

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Minister of FinanceFiling Date :  April 23, 1997


Name of the Registrant Trust:      PUTNAM HIGH YIELD ADVANTAGE
                              FUND

Name and Official Title of Trustees:George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:       One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:Harume Nakano

Attorney-at-Law
                                                       /s/
                              Harume Nakano

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law
                                                       /s/ Ken
                              Miura

(Seal)

Address or Place of Business       Kasumigaseki Building
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:           Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:          Hamada & Matsumoto

Kasumigaseki Building.
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377




           Public Offering or Sale for Registration


Name of the Fund Making Public    PUTNAM HIGH YIELD ADVANTAGE
                              FUND
Offering or Sale of Foreign Investment
Fund Securities:

Type and Aggregate Amount of       Up to 250 million Class M
                              Shares
Foreign Investment Fund Securities      Up to the total amount
                              aggregating the
to be Publicly Offered or Sold:    amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of  250
                              million Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is        2,455 billion
                              U.S. dollars ([Yen]        296.7
                              billion).

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l=[Yen]120.85, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot U.S. Dollar by telegraphic transfer against yen on February 28, l997.



      Places where a copy of this Amendment to Securities
                          Regisration
         Statement is available for Public Inspection



                        Not applicable.


    (Total number of sheets of this Securities Registration
      Statement [in Japanese] is 3 including Front Page)


I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES
     REGISTRATION STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 15, 1997 due to the fact that the contents of the Summarized Preliminary Prospectus had been revised.

II.  PLACE AND DESCRIPTION TO BE AMENDED

     PART II.   INFORMATION CONCERNING ISSUER
     VI.   MISCELLANEOUS

     The revised parts are indicated with underlines.

PART II.   INFORMATION CONCERNING ISSUER
VI.  MISCELLANEOUS

<BEFORE AMENDMENT>
     The description is this item is same as description in VII REFERENCE INFORMATION of the Securities Report set forth below (Ditto, from page 73 to page 74)

<AFTER AMENDMENT>

     (1) The ornamental design is used in cover page of the Japanese Prospectus.
     (2) The following must be set forth in the Prospectus.
     - Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of
     Part I., Information on the securities, "I. Descriptions of the Fund" and "III. Outline of Other Related Companies" in Part II, Information on the Issuer, of the SRS and Agreement Concerning the Opening of a Foreign Securities Transaction Account, and the internal rules of the distributor (i.e.: subscription is accepted until 3:00 p.m. of the day; etc.) in respect of the subscription and payment.
     - With respect to Part II. INFORMATION CONCERNING ISSUER, I. DESCRIPTION OF THE FUND, 5. STATUS OF INVESTMENT PORTFOLIO ((A) Diversification of Investment Fund, (B) Results of Past Operations) and the entire part of IV. FINANCIAL CONDITIONS OF THE FUND of the SRS, the Prospectus may present the relevant information shown in the graphs in addition to the text and tables of the said information acquired any time after the SRS is filed.
     The Prospectus may also set forth the exchange rates relevant to the Fund.
(3) Summarized Preliminary Prospectus will be used.
- Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
(a) The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or at newspapers, magazines and other books.
(b) The layout, quality of papers, printing colour, design etc. of the Summarized Preliminary Prospectus may vary etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.
(c) For information of the Fund's achievements, the changes of the net asset value per share and the fluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.